ESTIMATION UNCERTAINTY AND JUDGMENTS IN APPLYING THE COMPANY'S ACOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Estimation Uncertainty And Judgments In Accounting Policies [Abstract]
ESTIMATION UNCERTAINTY AND JUDGMENTS IN APPLYING THE COMPANY'S ACOUNTING POLICIES [Text Block]

5. ESTIMATION UNCERTAINTY AND JUDGMENTS IN APPLYING THE COMPANY'S ACOUNTING POLICIES

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Outlined below are the key areas which require management to make significant judgements, estimates and assumptions in determining carrying values.

Areas where estimation uncertainty have the most significant effect on the amounts recognized in the consolidated financial statements include:

(a) Estimated mineral resources

Mineral resources are estimates of the amount of metal that can be extracted from the Company's properties, considering both economic and legal factors. The Company estimates the quantity and/or grade of its mineral resources based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires judgments to interpret the complex geological data. Calculating mineral resources is based upon factors such as estimates of metallurgical recoveries along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the mineral resources may affect the Company's financial position in a number of ways, including:

  asset carrying values may be affected due to changes in estimated future cash flows;

  depreciation charges in the Company's consolidated statement of income may change when such charges are determined by the unit-of-production basis, or when the useful lives of assets change; and

  Reclamation and rehabilitation obligation may be affected as the estimated timing of reclamation activities is adjusted for changes in the estimated mine life as determined by the available mineral resources.

(b) Reclamation and rehabilitation obligation

Reclamation and rehabilitation obligation represent the present value of estimated future costs for the reclamation of the Company's mines and properties. These estimates include assumptions as to the cost of services, timing of the reclamation work to be performed, inflation rates, foreign exchange rates and interest rates. The reclamation and closure estimates are more uncertain the further into the future the activities are to be performed.

The actual cost to reclaim a mine may vary from the estimated amounts because there are uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the reclamation of a mine. Management periodically reviews the reclamation requirements as new information becomes available and will assess the impact of new regulations and laws as they are enacted. Any changes to assumptions will result in an adjustment to the provision which affects the Company's liabilities and either its mining interest, plant and equipment or statement of income.

(c) Depreciation, depletion and amortization

The Company uses the units of production method to deplete mineral properties and the straight-line method to amortize plant and equipment. The calculation of the unit of production rate and the useful life and residual values of plant and equipment, and therefore the annual depletion and depreciation expense, could be materially affected by changes in the underlying estimates. Changes in estimates can be the result of changes in the Company's mine plans, changes in the estimation of mineral resources and changes in the estimated remaining life or residual value of plant and equipment.

Areas where accounting policy judgements have the most significant effect on the amounts recognized in the consolidated financial statements include:

(d) Exploration versus Development Expenditures

The classification of exploration versus development expenditures requires management to make significant judgements. Exploration expenditures are incurred during the search for mineral resources, while development expenditures relate to preparing identified resources for commercial production.

Judgement is required to determine the point at which exploration activities transition to development activities, which involves assessing factors such as the technical feasibility and commercial viability of extracting the resource. These judgements are made considering the specific circumstances of each project and are reviewed periodically to reflect any changes in economic or operational factors.

These determinations can materially impact the financial statements, as exploration expenditures are expensed as incurred, whereas development expenditures may be capitalized as part of the asset's cost.

(e) Business combinations and asset acquisitions

The assessment of whether an acquisition meets the definition of a business or whether it is a purchase of assets is a key area of judgment. If deemed to be a business combination, the acquisition method requires acquired assets and liabilities assumed to be recorded at fair value as of the date of acquisition with the excess of the purchase consideration over such fair value being recorded as goodwill. Where an acquisition involves a purchase of assets the purchase price is allocated to the assets acquired and liabilities assumed based on their relative fair value and no goodwill arises on the transaction. The acquisition of EGA and Goldsource was determined to be a purchase of assets (Note 6 and 7).

(f) Deferred income taxes

The determination of income tax expense and deferred income tax involves judgment and estimates as to the future taxable earnings, expected timing of reversals of deferred tax assets and liabilities, and interpretation of laws in the countries in which the Company operates. The Company is subject to assessments by tax authorities who may interpret the tax law differently. Changes in these estimates may materially affect the final amount of deferred income taxes or the timing of tax payments.

(g) Impairment of non-current assets

Management applies significant judgment in its assessment and evaluation of asset or cash generating units at each reporting date to determine whether there are any indications of impairment. The Company considers both internal and external sources of information when making the assessment of whether there are indications of impairment for the Company's mineral properties, plant and equipment. External sources of information considered are changes in the Company's economic, legal and regulatory environment, which it does not control, but affect the recoverability of its mining assets. Internal sources of information the Company considers include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets. Calculating the fair value less costs of disposal of cash generating units for impairment tests requires management to make estimates and assumptions with respect to future production levels, operating, capital and closure costs, future metal prices and discount rates. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.

(h) Valuation of stockpiled ore and heap leach ore

The Company carries its long-term stockpiled ore and heap leach ore at the lower of production cost and NRV. If the carrying value exceeds NRV, a write down is required. The write-down may be reversed in a subsequent period if the circumstances which caused it no longer exists. Management makes significant estimates in developing the NRV of stockpiled ore and heap leach ore, including assumptions related to estimated recoverable ounces of gold within stockpiled ore, the estimated forecasted gold price per ounce, and estimated costs of completion.

(i) Achievement of commercial production

Depreciation of capitalized costs begins once a mine reaches the operating levels intended by management. Determining when specific assets reach this stage requires significant judgment. In making this assessment, management considered several factors, including the mobilization of the mining contractor, the ore feed rate to the crusher, leach-pad performance, and metallurgical recoveries achieving a predetermined target of plan.  As at December 31, 2025, the Moss Mine did not reach commercial production.